FORWARD FUNDS

Supplement dated February 11, 2013

to the

Summary Prospectus for Class C and Class M Shares of the Forward Commodity Long/Short Strategy Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Credit Analysis Long/Short Fund, Summary Prospectus for Class C and Class M Shares of the Forward Emerging Markets Fund, Summary Prospectus for Class C and Class M Shares of the Forward Endurance Long/Short Fund, Summary Prospectus for Class M Shares of the Forward Frontier Strategy Fund, Summary Prospectus for Class C and Class M Shares of the Forward Global Credit Long/Short Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Global Infrastructure Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Dividend Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Real Estate Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward International Small Companies Fund, Summary Prospectus for Class C and Class M Shares of the Forward Managed Futures Strategy Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Real Estate Long/Short Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Select EM Dividend Fund, Summary Prospectus for Class A, Class B, Class C and Class M Shares of the Forward Select Income Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Small Cap Equity Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Enhanced Fund, Summary Prospectus for Class A, Class C and Class M Shares of the Forward Tactical Growth Fund; Forward Funds Class A Shares, Class B Shares, Class C Shares and Class M Shares Prospectus, and the Forward Funds Statement of Additional Information

each dated May 1, 2012, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME OF CLASS M SHARES

The following information applies to Class M shares only:

Effective May 1, 2013, Class M shares will be renamed Advisor Class shares. Accordingly, effective May 1, 2013, all references in each of the prospectuses and the statement of additional information to Class M shares shall be replaced with Advisor Class shares.